Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 227,845		¥ 258,788		$ 34,919
Amount due to related parties		48,938		92,210		7,500
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties		3,150		3,138		483
Amount due to related parties		6,811		8,683		1,044
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	23,897	$ 3,662	23,804	¥ 19,532
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties		49,474		67,044		7,582
Amount due to related parties		22,573		29,757		3,459
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	51,147	7,839	73,655	70,867
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	73,462	11,259	176,099	197,992
OrionStar Group
Related Party Transaction [Line Items]
Amount due from related parties		26,280		42,352		4,028
Amount due to related parties		8,752		32,368		1,340
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	10,793	1,654	16,857
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	4,207	645	20,242	21,903
OrionStar Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[3]			450,486	236,193
OrionStar Group | Purchase of products
Related Party Transaction [Line Items]
Amount	[4]	87,090	13,347	98,197	9,136
Pixiu Group
Related Party Transaction [Line Items]
Amount due from related parties		50,674		49,788		7,766
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	2,033	312	13,450	6,900
Pixiu Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[5]	7,085	1,086	69,402	33,620
Shenzhen Feipai | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[5]	2,500	383	3,000	¥ 13,000
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties		20,259		9,164		3,105
Amount due to related parties		10,140		3,893		1,556
Liveme Group
Related Party Transaction [Line Items]
Amount due from related parties		78,008		87,302		11,955
Amount due to related parties		662		17,509		$ 101
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	27,376	4,196	4,796
Liveme Group | Selling business to
Related Party Transaction [Line Items]
Amount		¥ 11,060	$ 1,695
Others | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[5]			¥ 59,816

[1]	The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including promotion, technical support services and other services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and technical support services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
[2]	The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support and other services.
[3]	In 2018, the Group acquired additional preferred share of Beijing OrionStar, through the exercise of part of two-year warrant. In 2019, the Group acquired additional preferred share of Beijing OrionStar by virtue of the exercise of all our remaining warrants during Beijing OrionStar’s series B corporate financing transactions.
[4]	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
[5]	The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which latest termination date is January 2021 and revolving loan. The Group entered into convertible loans agreements with Shenzhen Feipai which were fully impaired as of December 31, 2020. Except for the mentioned related parties, the Group provided investments to several investees with investment agreements.